EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHAREThe number of common shares outstanding totaled 85.8 million and 84.2 million at September?28, 2019 and December?29, 2018, respectively. Basic income per share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted income per share includes the additional effect of all potentially dilutive securities, which includes dilutive stock options granted under stock-based compensation plans.
A reconciliation of shares for basic and diluted net income per share is set forth below (in thousands, except per share data):

	Three Months Ended				Nine Months Ended
	September 28, 2019		September 29, 2018		September 28, 2019		September 29, 2018
Net income	$21,302?	?	$17,030?	?	$45,692?	?	$32,594?	?
Weighted-average common shares outstanding?basic	85,285?	?	81,147?	?	84,686?	?	81,238?	?
Effect of dilutive securities	1,088?	?	1,777?	?	1,466?	?	1,708?	?
Weighted-average common shares outstanding?diluted	86,373?	?	82,924?	?	86,152?	?	82,946?	?
Earnings per share
Basic	$0.25?	?	$0.21?	?	$0.54?	?	$0.40?	?
Diluted	$0.25?	?	$0.21?	?	$0.53?	?	$0.39?	?
Effects of potentially dilutive securities are presented only in periods in which they are dilutive. Outstanding stock options representing 0.6 million and 0.1 million shares of common stock were excluded from the calculation of diluted earnings per share for the three months ended September?28, 2019 and September?29, 2018, respectively, and outstanding stock options representing 0.9?million and 0.1 million shares of common stock were excluded from the calculation of diluted earnings per share for the nine months ended September?28, 2019 and September?29, 2018, respectively, because their effect would be anti-dilutive. In addition, 1.3?million and 1.4?million shares of performance-based RSUs were excluded from the calculations of diluted earnings per share for the three and nine months ended September?28, 2019, because these units were not considered to be contingent outstanding shares.

2. STOCKHOLDERS’ EQUITY AND EARNINGS PER SHARE

Stockholders’ Equity

Repurchase of Common Stock

In March 2018, we purchased 0.4 million shares of our common stock at $4.95 per share from one of our stockholders for $2.0 million. We accounted for this purchase using the par value method, and subsequently retired these shares.

Stock-Splits

In October 2018, we effected a 0.397-for-1 reverse stock split of all outstanding shares of our common stock. Share and per share data disclosed for all periods has been retroactively adjusted to reflect the effects of this stock-split. This stock-split was effected prior to the completion of our IPO, discussed below.

In May 2016, our Board of Directors approved a 2,000‑for‑1 stock split of all outstanding shares of our common stock. In connection with the stock split, the number of authorized capital stock was increased from 200,000 to 400 million shares.

Capital Stock Increase

In October 2018, the Board of Directors approved an increase in our authorized capital stock of 200.0 million shares of common stock and 30.0 million shares of preferred stock. Following this increase our authorized capital stock of 630.0 million shares consisted of 600.0 million shares of common stock and 30.0 million shares of preferred stock. No shares were issued in connection with the increase in authorized capital stock. This capital stock increase occurred prior to the completion of our IPO, discussed below.

Initial Public Offering

On October 24, 2018, we completed our IPO of 16,000,000 shares of our common stock, including 2,500,000 shares of our common stock sold by us and 13,500,000 shares of our common stock sold by selling stockholders. The underwriters were also granted an option to purchase up to an additional 2,400,000 shares from the selling stockholders, at the public offering price, less the underwriting discount, for 30 days after October 24, 2018, which the underwriters exercised, in part, on November 28, 2018 by purchasing an additional 918,830 shares of common stock at the public offering price of $18.00 per share, less the underwriting discount, from selling stockholders. We did not receive any proceeds from the sale of shares by selling stockholders. Based on our IPO price of $18.00 per share, we received net proceeds of $42.4 million after deducting underwriting discounts and commissions of $2.6 million. Additionally, we incurred offering costs of $4.6 million. On November 29, 2018, we used the proceeds plus additional cash on hand to repay our Term Loan B as described in Note 5.

Special Dividend

On May 17, 2016, we declared and paid a cash dividend of $5.54 per common share, as a partial return of capital to our stockholders, which totaled $451.3 million (“Special Dividend”). In connection with the Special Dividend, pursuant to anti-dilution provisions in the 2012 Equity and Performance Incentive Plan (“2012 Plan”), the option strike price on outstanding options as of May 17, 2016, was reduced by the lesser of 70% of the original strike price and the per share amount of the Special Dividend. Any difference between the reduction in strike price and the per share amount of the Special Dividend was paid in cash immediately for vested options. For holders of unvested options as of May 17, 2016, we were required to pay a $7.9 million dividend which accrues over the requisite service period as the options vest (“Options Dividend”).

We paid $2.5 million, $2.8 million, and $2.6 million related to the Options Dividend to vested option holders in fiscal 2018, fiscal 2017, and fiscal 2016, respectively. We will pay the remaining $0.6 million of the original $7.9 million Options Dividend in the fiscal year ended December 28, 2019 (“fiscal 2019”). At December 29, 2018, we had accrued $0.3 million related to the Options Dividend.

Earnings Per Share

Basic income per share is computed by dividing net income attributable to YETI Holdings, Inc. by the weighted-average number of common shares outstanding during the period. Diluted income per share includes the effect of all potentially dilutive securities, which include dilutive stock options and awards.

The following table sets forth the calculation of earnings per share and weighted-average common shares outstanding at the dates indicated (in thousands, except per share data):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Net income attributable to YETI Holdings, Inc.	$57,763	$15,401	$47,977

Weighted average common shares outstanding—basic	81,777	81,479	81,097
Effect of dilutive securities	1,742	1,493	1,658
Weighted average common shares outstanding—diluted	83,519	82,972	82,755

Earnings per share attributable to YETI Holdings, Inc.
Basic	$0.71	$0.19	$0.59
Diluted	$0.69	$0.19	$0.58

Outstanding options to purchase 0.2 million, 0.2 million, and 0.4 million shares of common stock were excluded from the calculations of diluted earnings per share in fiscal 2018, fiscal 2017, and fiscal 2016, respectively, because the effect of their inclusion would have been antidilutive to those years. In addition, 1.4 million shares of performance-based restricted stock units (“RSUs”) were excluded from the calculations of diluted earnings per share because these units were not considered to be contingent outstanding shares.